TROUBLED DEBT RESTRUCTURINGS	12 Months Ended
Dec. 31, 2014
Troubled Debt Restructuring, Debtor, Current Period [Abstract]
Troubled Debt Restructuring [Text Block]
NOTE 6 TROUBLED DEBT RESTRUCTURINGS

A modification of a loan constitutes a troubled debt restructured loan when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan. Concessionary modifications may include, but are not limited to, delays in required payments of principal and interest for a specified period, reduction of the stated interest rate of the loan, reduction of accrued interest, extension of the maturity date or reduction of the face amount or maturity amount of the debt. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest at the original stated rate.

Similar to other impaired loans, TDRs are measured for impairment based on the present value of expected payments using the loan’s original effective interest rate as the discount rate, or the fair value of the collateral, less selling costs if the loan is collateral dependent. If the recorded investment in the loan exceeds the measure of fair value, impairment is recognized by establishing a valuation allowance as part of the allowance for loan losses or a charge-off to the allowance for loan losses. In periods subsequent to the modification, all TDRs are evaluated individually, including those that have payment defaults, for possible impairment.

There have been no financing receivables modified as troubled debt restructurings during the twelve months ended December 31, 2014. The following table summarizes information relative to loan modifications determined to be troubled debt restructurings during the twelve months ended December 31, 2013.

		Outstanding	Unpaid
(Dollar amounts in thousands)	Number	Recorded	Principal
	of TDRs	Investment	Balance
December 31, 2013
Commercial real estate, 1-4 family	1	713	713
Commercial real estate, other	2	1,228	1,228
Total	3	$1,941	$1,941

The Corporation had one commercial real estate loan with a recorded investment of $1,101,000 that had been restructured in a TDR during the previous twelve months and has subsequently defaulted in 2014. In addition, there are no commitments to lend additional funds to borrowers that are classified as troubled debt restructurings at December 31, 2014.